Loss Per Share Attributable to Ordinary Equity Holders of the Parent (Details) - Schedule of Loss Per Share Basic and Diluted - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic and diluted loss per share
Basic loss per share	$ (0.6)	$ (49.1)	$ (17.92)	$ (102.43)	$ (143.21)
Diluted loss per share	$ (0.6)	$ (49.1)	$ (17.92)	$ (102.43)	$ (143.21)
Loss
Loss attributable to the equity shareholders of the Company			$ 172,600,513	$ 49,441,815	$ 30,932,005
Number of shares
Weighted-average number of ordinary shares	39,787,004	1,448,230		482,689	215,983